Equity Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding at beginning of year	31,500	32,811
Forfeited		(1,311)
Outstanding at end of year	31,500	31,500
Options exercisable at year-end	31,500	31,500
Weighted-average fair value of options granted during the year
Weighted-Average Exercise Price per Share
Outstanding at beginning of year	$ 30.67	$ 30.07
Forfeited		$ 15.65
Outstanding at end of year	$ 30.67	$ 30.67
Options exercisable at year-end	$ 30.67	$ 30.67